Information on market risk and fair value of financial assets and liabilities (telecom activities) - Sensitivity analysis of cash collateral deposits (Details) € in Millions	Dec. 31, 2022 EUR (€)
Market risk [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	1.00%
Decrease in euro interest rates (as a percent)	1.00%
Change in fair value of derivatives, appreciation	€ 820
Change in fair value of derivatives, depreciation	(821)
Amount of cash collateral received (paid), appreciation	(820)
Amount of cash collateral received (paid), depreciation	€ 821
Currency risk [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
Change in fair value of derivatives, appreciation	€ (1,065)
Change in fair value of derivatives, depreciation	1,302
Amount of cash collateral received (paid), appreciation	1,065
Amount of cash collateral received (paid), depreciation	€ (1,302)